Geographic Data	12 Months Ended
Dec. 31, 2014
Geographic Data
Geographic Data

NOTE 18 — Geographic Data

Financial information relating to CTS' operations by geographic area were as follows:

	Year Ended December 31,
Net Sales from continuing operations ($ in thousands)
	2014	2013	2012

United States	$234,323	$223,212	$122,986
Singapore	11,510	13,812	14,458
United Kingdom	—	28,167	30,981
China	61,683	72,509	60,864
Canada	35,145	38,061	39,186
Czech Republic	44,424	18,117	20,213
Other non-U.S.	16,936	15,583	15,793

Consolidated net sales	$404,021	$409,461	$304,481

Sales are attributed to countries based upon the origin of the sale.

	Year Ended December 31,
Long-Lived Assets ($ in thousands)
	2014	2013	2012

United States	$33,048	$36,664	$45,957
China	31,782	33,277	34,615
United Kingdom	1,055	2,004	2,669
Singapore	80	117	1,111
Canada	462	478	563
Taiwan	2,127	1,775	1,764
Thailand	—	—	5,839
Switzerland	—	19	714
Other non-U.S	2,860	535	493

Consolidated long-lived assets	$71,414	$74,869	$93,725